Stockholders' Equity (Details) - Schedule of Share Option and Restricted Stock Unit Activity Under Its Plans - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Options, Granted		66,967	15,050	17,145
Weighted- Average Exercise Price per Share, Granted (in Dollars per share)		$ 0.87	$ 12.91	$ 22.98
Number of Options, Released
Weighted- Average Exercise Price per Share, Released (in Dollars per share)
Number of Options, Canceled		(96,493)	(2,850)
Weighted- Average Exercise Price per Share, Canceled (in Dollars per share)		$ 43.27	$ 39.87
Number of Options, Exercisable at December 31, 2023			70,634
Weighted- Average Exercise Price per Share, Exercisable at December 31, 2023 (in Dollars per share)			$ 48.66
Weighted- Average Remaining Contractual Term, Exercisable at December 31, 2023			6 years 10 months 9 days
Number of Shares Subject to Outstanding Stock Options, balance	72,744	72,563	102,089	89,889
Weighted Average Exercise Price per Share, balance (in Dollars per share)	$ 53.18	$ 3.12	$ 42.54	$ 47.42
Weighted- Average Remaining Contractual Term, balance	7 years 1 month 13 days		7 years 4 months 28 days	8 years 1 month 6 days
Restricted Stock Units [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of RSUs, Granted		119,351	7,500	131,858
Weighted Average Grant Date Fair Value per Share, Granted (in Dollars per share)		$ 1	$ 2.91	$ 79.29
Number of RSUs, Released		57,077	(61,200)
Weighted Average Grant Date Fair Value per Share, Released (in Dollars per share)		$ (32.05)	$ 82.04
Number of RSUs, Canceled		(2,500)	(1,242)
Weighted Average Grant Date Fair Value per Share, Canceled (in Dollars per share)		$ 2.91	$ 88.6
Number of Outstanding Restricted Stock Units, balance		136,690	76,916	131,858
Weighted Average Grant Date Fair Value per Share, balance (in Dollars per share)			$ 69.5	$ 79.29